UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06040

Nuveen Municipal Market Opportunity Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         1/31/16

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments

	Nuveen Municipal Market Opportunity Fund, Inc. (NMO)
	January 31, 2016 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 149.1% (100.0% of Total Investments)

	MUNICIPAL BONDS – 148.8% (98.8% of Total Investments)

	Alaska – 2.2% (1.5% of Total Investments)
	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds,
	Series 2006A:
$ 5,000	5.000%, 6/01/32	4/16 at 100.00	B	$ 4,578,950
13,025	5.000%, 6/01/46	4/16 at 100.00	B	11,086,229
18,025	Total Alaska			15,665,179
	Arizona – 0.5% (0.3% of Total Investments)
3,000	Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds, Junior Lien Series	7/20 at 100.00	A+	3,368,940
	2010A, 5.000%, 7/01/40
	California – 22.3% (15.0% of Total Investments)
3,450	Antelope Valley Joint Union High School District, Los Angeles and Kern Counties, California,	No Opt. Call	A1	2,183,781
	General Obligation Bonds, Series 2004B, 0.000%, 8/01/29 – NPFG Insured
	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge,
	Series 2009F-1:
2,500	5.125%, 4/01/39 (Pre-refunded 4/01/19)	4/19 at 100.00	AA (4)	2,836,300
2,500	5.625%, 4/01/44 (Pre-refunded 4/01/19)	4/19 at 100.00	AA (4)	2,875,375
8,000	Beverly Hills Unified School District, Los Angeles County, California, General Obligation	No Opt. Call	Aaa	4,853,680
	Bonds, Series 2009, 0.000%, 8/01/33
7,845	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Los	12/18 at 100.00	B	7,862,651
	Angeles County Securitization Corporation, Series 2006A, 5.600%, 6/01/36
2,910	California Department of Water Resources, Central Valley Project Water System Revenue Bonds,	12/18 at 100.00	AA+ (4)	3,253,351
	Series 2009-AF, 5.000%, 12/01/29 (Pre-refunded 12/01/18)
2,090	California Department of Water Resources, Central Valley Project Water System Revenue Bonds,	12/18 at 100.00	AAA	2,330,873
	Series 2009-AF, 5.000%, 12/01/29
1,350	California Educational Facilities Authority, Revenue Refunding Bonds, Loyola Marymount	No Opt. Call	A2	568,769
	University, Series 2001A, 0.000%, 10/01/39 – NPFG Insured
1,630	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series	11/23 at 100.00	A+	1,894,402
	2013I, 5.000%, 11/01/38
2,500	California State, General Obligation Bonds, Various Purpose Refunding Series 2012,	No Opt. Call	AA–	2,569,425
	5.000%, 9/01/16
	California State, General Obligation Bonds, Various Purpose Series 2010:
7,000	5.250%, 3/01/30	3/20 at 100.00	AA–	8,149,190
4,250	5.250%, 11/01/40	11/20 at 100.00	AA–	4,983,040
25,000	California State, Various Purpose General Obligation Bonds, Series 2005, 4.750%, 3/01/35	3/16 at 100.00	AA– (4)	25,102,000
	(Pre-refunded 3/01/16) – NPFG Insured (UB)
2,500	California Statewide Communities Development Authority, Revenue Bonds, Cottage Health System	11/20 at 100.00	AA–	2,867,975
	Obligated Group, Series 2010, 5.250%, 11/01/30
9,000	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente System,	3/16 at 100.00	A+ (4)	9,034,650
	Series 2006, 5.250%, 3/01/45 (Pre-refunded 3/01/16)
1,550	California Statewide Community Development Authority, Revenue Bonds, St. Joseph Health System,	7/18 at 100.00	AA–	1,718,842
	Series 2007A, 5.750%, 7/01/47 – FGIC Insured
10,445	Castaic Lake Water Agency, California, Certificates of Participation, Water System Improvement	No Opt. Call	AA	6,898,714
	Project, Series 1999, 0.000%, 8/01/29 – AMBAC Insured
13,500	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	No Opt. Call	AA	10,452,645
	Asset-Backed Revenue Bonds, Series 2005A, 0.000%, 6/01/26 – AGM Insured
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed
	Bonds, Series 2007A-1:
6,325	4.500%, 6/01/27	6/17 at 100.00	B+	6,344,038
1,640	5.000%, 6/01/33	6/17 at 100.00	B	1,531,940
1,000	5.125%, 6/01/47	6/17 at 100.00	B	894,100
2,500	Huntington Beach Union High School District, Orange County, California, General Obligation	No Opt. Call	Aa2	1,406,575
	Bonds, Series 2007, 0.000%, 8/01/32 – FGIC Insured
1,500	Lincoln Unified School District, Placer County, California, Community Facilities District 1,	No Opt. Call	N/R	937,515
	Special Tax Bonds, Series 2005, 0.000%, 9/01/26 – AMBAC Insured
490	Los Angeles Department of Water and Power, California, Electric Plant Revenue Bonds, Second	4/16 at 100.00	N/R (4)	491,945
	Series 1993, 4.750%, 10/15/20 (ETM)
995	Los Angeles Department of Water and Power, California, Electric Plant Revenue Bonds, Series	4/16 at 100.00	Aa3 (4)	999,517
	1994, 5.375%, 2/15/34 (ETM)
4,000	Los Angeles Unified School District, California, General Obligation Bonds, Series 2006G,	7/16 at 100.00	Aa2 (4)	4,080,880
	5.000%, 7/01/26 (Pre-refunded 7/01/16) – AMBAC Insured
1,160	Mount San Antonio Community College District, Los Angeles County, California, General	8/35 at 100.00	AA	856,335
	Obligation Bonds, Election of 2008, Series 2013A, 0.000%, 8/01/43
2,200	M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay Contracts, Series	No Opt. Call	A	3,176,756
	2009B, 6.500%, 11/01/39
14,100	New Haven Unified School District, California, General Obligation Bonds, Refunding Series	No Opt. Call	AA	7,228,647
	2009, 0.000%, 8/01/34 – AGC Insured
2,500	Norwalk La Mirada Unified School District, Los Angeles County, California, General Obligation	No Opt. Call	AA	1,664,425
	Bonds, Election of 2002 Series 2005B, 0.000%, 8/01/29
1,000	Pajaro Valley Unified School District, Santa Cruz County, California, General Obligation	No Opt. Call	AA	682,820
	Bonds, Series 2005B, 0.000%, 8/01/29 – AGM Insured
5,000	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2010,	11/20 at 100.00	Ba1	5,406,300
	6.000%, 11/01/30
	Palomar Pomerado Health, California, General Obligation Bonds, Capital Appreciation, Election
	of 2004, Series 2007A:
2,000	0.000%, 8/01/24 – NPFG Insured	No Opt. Call	AA–	1,601,440
4,795	5.000%, 8/01/32 – NPFG Insured	8/17 at 100.00	AA–	5,044,244
2,000	Rancho Mirage Joint Powers Financing Authority, California, Revenue Bonds, Eisenhower Medical	7/17 at 100.00	Baa2	2,066,600
	Center, Refunding Series 2007A, 5.000%, 7/01/47
15,750	San Ysidro School District, San Diego County, California, General Obligation Bonds, 1997	No Opt. Call	AA	6,258,578
	Election Series 2012G, 0.000%, 8/01/39 – AGM Insured
6,570	San Ysidro School District, San Diego County, California, General Obligation Bonds, Refunding	No Opt. Call	AA	1,379,700
	Series 2015, 0.000%, 8/01/47
7,345	Sanger Unified School District, Fresno County, California, General Obligation Bonds, Series	8/16 at 102.00	AA (4)	7,668,474
	2006A, 5.000%, 8/01/27 (Pre-refunded 8/01/16) – AGM Insured
190,890	Total California			160,156,492
	Colorado – 8.9% (6.0% of Total Investments)
1,085	Arkansas River Power Authority, Colorado, Power Revenue Bonds, Series 2006, 5.250%, 10/01/40 –	10/16 at 100.00	BBB–	1,101,948
	SYNCORA GTY Insured
11,750	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sisters of Charity of	1/20 at 100.00	AA–	13,035,685
	Leavenworth Health Services Corporation, Series 2010A, 5.000%, 1/01/40
3,250	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Yampa Valley Medical Center,	9/17 at 100.00	BBB+	3,380,650
	Series 2007, 5.125%, 9/15/29
	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B:
6,200	0.000%, 9/01/22 – NPFG Insured	No Opt. Call	AA–	5,402,122
10,145	0.000%, 9/01/30 – NPFG Insured	No Opt. Call	AA–	6,270,726
16,060	0.000%, 9/01/33 – NPFG Insured	No Opt. Call	AA–	8,641,244
	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004B:
3,800	0.000%, 9/01/27 – NPFG Insured	9/20 at 67.94	AA–	2,224,672
13,300	0.000%, 9/01/31 – NPFG Insured	9/20 at 53.77	AA–	6,086,878
6,250	0.000%, 9/01/32 – NPFG Insured	9/20 at 50.83	AA–	2,698,625
10,000	0.000%, 3/01/36 – NPFG Insured	9/20 at 41.72	AA–	3,514,200
10,000	Regional Transportation District, Colorado, Denver Transit Partners Eagle P3 Project Private	7/20 at 100.00	A–	11,641,700
	Activity Bonds, Series 2010, 6.500%, 1/15/30
91,840	Total Colorado			63,998,450
	Connecticut – 0.6% (0.4% of Total Investments)
4,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University,	7/16 at 100.00	AAA	4,074,640
	Series 2007Z-1, 5.000%, 7/01/42
	District of Columbia – 1.4% (0.9% of Total Investments)
10,000	Washington Convention Center Authority, District of Columbia, Dedicated Tax Revenue Bonds,	10/16 at 100.00	A1	10,206,600
	Senior Lien Refunding Series 2007A, 4.500%, 10/01/30 – AMBAC Insured
	Florida – 5.8% (3.9% of Total Investments)
450	Alachua County Health Facilities Authority, Florida, Revenue Bonds, Shands Teaching Hospital	No Opt. Call	AA–	469,224
	and Clinics Inc., Series 1996A, 6.250%, 12/01/16 – NPFG Insured
2,080	Brevard County School Board, Florida, Certificates of Participation, Series 2007C, 5.000%,	7/17 at 100.00	Aa3 (4)	2,210,478
	7/01/21 (Pre-refunded 7/01/17) – AMBAC Insured
8,605	Citizens Property Insurance Corporation, Florida, High-Risk Account Senior Secured Bonds	No Opt. Call	A+	8,743,110
	Series 2010A-1, 5.000%, 6/01/16
1,915	Florida Housing Finance Corporation, Homeowner Mortgage Revenue Bonds, Series 2008, Trust	1/17 at 100.00	Aaa	2,007,571
	1191, 8.873%, 1/01/27 (Alternative Minimum Tax) (IF)
2,865	Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa International Airport,	10/24 at 100.00	A+	3,266,702
	Subordinate Lien Series 2015B, 5.000%, 10/01/44
3,810	Miami Beach Redevelopment Agency, Florida, Tax Increment Revenue Bonds, City Center/Historic	2/24 at 100.00	AA	4,308,196
	Convention Village, Series 2015A, 5.000%, 2/01/40 – AGM Insured
1,000	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Refunding	10/24 at 100.00	A	1,162,460
	Series 2014B, 5.000%, 10/01/37
2,500	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series	10/20 at 100.00	A	2,856,175
	2010A-1, 5.375%, 10/01/41
3,000	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2010B,	10/20 at 100.00	A	3,449,700
	5.000%, 10/01/26
5,085	Orange County, Florida, Tourist Development Tax Revenue Bonds, Refunding Series 2007, 4.750%,	No Opt. Call	AA	5,365,895
	10/01/29 – FGIC Insured
4,000	Orlando, Florida, Tourist Development Tax Revenue Bonds, Senior Lien 6th Cent Contract	11/17 at 100.00	AA	4,218,760
	Payments, Series 2008A, 5.250%, 11/01/23 – AGC Insured
3,500	South Miami Health Facilities Authority, Florida, Hospital Revenue, Baptist Health System	8/17 at 100.00	AA	3,656,695
	Obligation Group, Refunding Series 2007, 5.000%, 8/15/37
38,810	Total Florida			41,714,966
	Georgia – 1.9% (1.3% of Total Investments)
2,040	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Refunding Series 2015, 5.000%, 11/01/35	5/25 at 100.00	AA–	2,423,744
10,000	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates,	2/41 at 100.00	AA–	11,063,700
	Northeast Georgia Health Services Inc., Series 2010B, 5.250%, 2/15/45
12,040	Total Georgia			13,487,444
	Guam – 0.0% (0.0% of Total Investments)
165	Guam International Airport Authority, Revenue Bonds, Series 2013C, 6.375%, 10/01/43	10/23 at 100.00	BBB	195,023
	(Alternative Minimum Tax)
	Illinois – 16.2% (10.9% of Total Investments)
4,595	Bolingbrook, Illinois, General Obligation Refunding Bonds, Series 2002B, 0.000%, 1/01/32 –	No Opt. Call	AA–	2,533,269
	FGIC Insured
1,470	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues Series	12/21 at 100.00	B+	1,119,420
	2011A, 5.000%, 12/01/41
	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax
	Revenues, Series 1999A:
4,600	0.000%, 12/01/20 – FGIC Insured	No Opt. Call	AA–	3,807,098
1,000	5.500%, 12/01/26 – FGIC Insured	No Opt. Call	AA–	1,118,680
1,985	Chicago, Illinois, General Airport Revenue Bonds, O’Hare International Airport, Senior Lien	1/23 at 100.00	A	2,356,850
	Refunding Series 2013B, 5.000%, 1/01/26
600	Chicago, Illinois, General Obligation Bonds, Refunding Series 2005A, 5.000%, 1/01/17 –	4/16 at 100.00	AA	602,376
	AGM Insured
8,400	Chicago, Illinois, General Obligation Bonds, Refunding Series 2005A, 5.000%, 1/01/17	2/16 at 100.00	AA (4)	8,423,016
	(Pre-refunded 2/20/16) – AGM Insured
5,540	Chicago, Illinois, Motor Fuel Tax Revenue Bonds, Series 2008A, 5.000%, 1/01/38 – AGC Insured	1/18 at 100.00	AA	5,684,705
7,100	Cook County, Illinois, General Obligation Bonds, Refunding Series 2010A, 5.250%, 11/15/33	11/20 at 100.00	AA	7,643,647
3,040	Illinois Finance Authority, Revenue Bonds, Edward Health Services Corporation, Series 2008A,	2/18 at 100.00	A	3,245,656
	5.500%, 2/01/40 – AMBAC Insured
1,750	Illinois Finance Authority, Revenue Bonds, Hospital Sisters Services Inc., Series 2007,	No Opt. Call	AA–	1,812,143
	5.000%, 3/15/26
3,000	Illinois Finance Authority, Revenue Bonds, Memorial Health System, Series 2009, 5.500%, 4/01/34	4/19 at 100.00	AA–	3,318,180
3,000	Illinois Finance Authority, Revenue Bonds, Northwestern Memorial HealthCare, Series 2013,	No Opt. Call	AA+	3,211,590
	4.000%, 8/15/33
5,390	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Refunding Series 2010A,	5/20 at 100.00	A	6,251,106
	6.000%, 5/15/39
1,970	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2007A, 5.750%,	11/17 at 100.00	A (4)	2,146,059
	11/15/37 (Pre-refunded 11/15/17)
2,000	Illinois Finance Authority, Revenue Bonds, Provena Health, Series 2009A, 7.750%, 8/15/34	8/19 at 100.00	BBB+	2,422,560
3,200	Illinois Finance Authority, Revenue Bonds, Resurrection Health Care System, Series 1999B,	5/18 at 100.00	AA	3,451,360
	5.000%, 5/15/24 – AGM Insured
410	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers,	8/25 at 100.00	Baa1	453,743
	Refunding Series 2015C, 5.000%, 8/15/44
5,590	Illinois Finance Authority, Revenue Refunding Bonds, Silver Cross Hospital and Medical	8/18 at 100.00	BBB+	5,955,977
	Centers, Series 2008A, 5.500%, 8/15/30
2,795	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2013A,	1/23 at 100.00	AA–	3,141,999
	5.000%, 1/01/38
5,000	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds,	12/25 at 100.00	BBB+	5,576,300
	Series 2015A, 5.500%, 6/15/53
2,330	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	6/20 at 100.00	BBB+	2,421,662
	Project, Refunding Series 2010B-2, 5.000%, 6/15/50
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion
	Project, Series 2002A:
6,500	0.000%, 6/15/25 – NPFG Insured	6/22 at 101.00	AA–	7,109,375
3,700	0.000%, 6/15/30 – NPFG Insured	No Opt. Call	AA–	2,077,476
3,280	0.000%, 6/15/37 – NPFG Insured	No Opt. Call	AA–	1,284,153
11,715	0.000%, 12/15/38 – NPFG Insured	No Opt. Call	AA–	4,246,688
2,080	Midlothian, Illinois, General Obligation Bonds, Series 2010A, 5.250%, 2/01/34 – AGM Insured	2/20 at 100.00	AA	2,231,819
2,300	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties,	No Opt. Call	AA	3,181,774
	Illinois, General Obligation Bonds, Series 2000A, 6.500%, 7/01/30 – NPFG Insured
3,000	Springfield, Illinois, Electric Revenue Bonds, Senior Lien Series 2007, 5.000%, 3/01/22	3/17 at 100.00	AA– (4)	3,147,060
	(Pre-refunded 3/01/17) – NPFG Insured
7,000	Springfield, Illinois, Electric Revenue Bonds, Senior Lien Series 2015, 5.000%, 3/01/31	3/25 at 100.00	A	8,221,920
2,685	Sterling, Whiteside County, Illinois, General Obligation Bonds, Recovery Zone Facility Series	5/20 at 100.00	AA	3,066,351
	2010A, 5.250%, 5/01/31 – AGM Insured
2,000	University of Illinois, Health Services Facilities System Revenue Bonds, Series 2013,	10/23 at 100.00	A	2,369,360
	6.250%, 10/01/38
3,330	Will County Community Unit School District 201U, Crete-Monee, Illinois, General Obligation	No Opt. Call	AA–	2,793,304
	Bonds, Capital Appreciation Series 2004, 0.000%, 11/01/22 – NPFG Insured
122,355	Total Illinois			116,426,676
	Indiana – 3.5% (2.3% of Total Investments)
4,030	Indiana Finance Authority, Health System Revenue Bonds, Sisters of Saint Francis Health	11/19 at 100.00	AA	4,506,104
	Services, Inc. Obligated Group, Series 2009, 5.250%, 11/01/39
5,000	Indiana Finance Authority, Hospital Revenue Bonds, Community Health Network Project, Series	5/23 at 100.00	A	5,105,650
	2012A, 4.000%, 5/01/35
1,875	Indiana Finance Authority, Hospital Revenue Bonds, Indiana University Health Obligation Group,	6/25 at 100.00	AA	1,946,025
	Refunding 2015A, 4.000%, 12/01/40
2,050	Indiana Finance Authority, Private Activity Bonds, Ohio River Bridges East End Crossing	7/23 at 100.00	BBB+	2,214,615
	Project, Series 2013A, 5.000%, 7/01/48 (Alternative Minimum Tax)
6,290	Indiana Finance Authority, Revenue Bonds, Trinity Health Care Group, Refunding Series 2009A,	12/19 at 100.00	AA	7,081,345
	5.250%, 12/01/38
1,600	Indiana Finance Authority, Tax-Exempt Private Activity Revenue Bonds, I-69 Section 5 Project,	9/24 at 100.00	BBB	1,743,200
	Series 2014, 5.000%, 9/01/46 (Alternative Minimum Tax)
2,500	Indiana Municipal Power Agency, Power Supply Revenue Bonds, Series 2007A, 5.000%, 1/01/42	1/17 at 100.00	AA– (4)	2,602,300
	(Pre-refunded 1/01/17) – NPFG Insured
23,345	Total Indiana			25,199,239
	Iowa – 1.9% (1.3% of Total Investments)
970	Iowa Finance Authority, Health Facility Revenue Bonds, Care Initiatives Project, Series 2006A,	7/16 at 100.00	BB+	980,360
	5.000%, 7/01/19
7,255	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company	12/18 at 100.00	BB–	7,637,484
	Project, Series 2013, 5.500%, 12/01/22
5,000	Iowa Tobacco Settlement Authority, Tobacco Asset-Backed Revenue Bonds, Series 2005B,	6/17 at 100.00	B+	5,005,950
	5.600%, 6/01/34
13,225	Total Iowa			13,623,794
	Kansas – 1.1% (0.7% of Total Investments)
3,000	Kansas Development Finance Authority, Hospital Revenue Bonds, Adventist Health System/Sunbelt	5/22 at 100.00	Aa2	3,527,790
	Obligated Group, Series 2012A, 5.000%, 11/15/28
3,125	Overland Park Development Corporation, Kansas, First Tier Revenue Bonds, Overland Park	1/17 at 100.00	BB+	3,154,594
	Convention Center, Series 2007A, 5.125%, 1/01/22 – AMBAC Insured
600	Salina, Kansas, Hospital Revenue Bonds, Salina Regional Medical Center, Series 2006,	4/16 at 100.00	A1	601,596
	4.625%, 10/01/31
595	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Capital	No Opt. Call	A–	446,803
	Appreciation Revenue Bonds Redevelopment Project Area B – Major Multi-Sport Athletic
	Complex Project, Subordinate Lien Series 2010B, 0.000%, 6/01/21
7,320	Total Kansas			7,730,783
	Kentucky – 0.2% (0.1% of Total Investments)
1,000	Kentucky Economic Development Finance Authority, Louisville Arena Project Revenue Bonds,	6/18 at 100.00	AA	1,087,150
	Louisville Arena Authority, Inc., Series 2008-A1, 6.000%, 12/01/38 – AGC Insured
	Louisiana – 0.7% (0.5% of Total Investments)
5,000	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2006A, 5.000%, 5/01/41	5/16 at 100.00	Aa2 (4)	5,060,650
	(Pre-refunded 5/01/16) – AGM Insured
	Maryland – 1.3% (0.9% of Total Investments)
4,410	Maryland Community Development Administration, Department of Housing and Community	3/17 at 100.00	Aa2	4,454,762
	Development, Residential Revenue Bonds, Series 2007D, 4.900%, 9/01/42 (Alternative
	Minimum Tax)
2,500	Maryland Department of Transportation, County Transportation Revenue Bonds, Series 2002,	No Opt. Call	AAA	2,500,750
	5.500%, 2/01/16
2,000	Montgomery County, Maryland, Revenue Bonds, Trinity Health Credit Group, Series 2015,	6/25 at 100.00	AA	2,314,780
	5.000%, 12/01/44
8,910	Total Maryland			9,270,292
	Massachusetts – 0.4% (0.2% of Total Investments)
2,280	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Senior Series	5/23 at 100.00	AA+	2,649,588
	2013A, 5.000%, 5/15/43
	Michigan – 7.8% (5.2% of Total Investments)
3,000	Detroit, Michigan, Distributable State Aid General Obligation Bonds, Limited Tax Series 2010,	11/20 at 100.00	AA	3,278,820
	4.500%, 11/01/23
2,830	Detroit, Michigan, Senior Lien Sewerage Disposal System Revenue Bonds, Series 2001B, 5.500%,	No Opt. Call	AA–	3,578,224
	7/01/29 – FGIC Insured
	Detroit, Michigan, Water Supply System Senior Lien Revenue Refunding Bonds, Series 2006D:
4,000	5.000%, 7/01/32 – AGM Insured	7/16 at 100.00	AA	4,039,080
5,000	4.625%, 7/01/32 – AGM Insured	7/16 at 100.00	AA	5,006,400
1,300	Michigan Finance Authority, Local Government Loan Program Revenue Bonds, Detroit Water &	7/22 at 100.00	A–	1,409,694
	Sewerage Department Water Supply System Local Project, Series 2014C-1, 5.000%, 7/01/44
3,000	Michigan Finance Authority, Revenue Bonds, Trinity Health Credit Group, Refunding Series 2015,	6/22 at 100.00	AA	3,477,060
	5.000%, 12/01/31
17,000	Michigan State Building Authority, Revenue Refunding Bonds, Facilities Program, Refunding	10/25 at 100.00	Aa2	20,562,179
	Series 2015-I, 5.000%, 4/15/31
5,000	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Henry Ford Health System,	11/19 at 100.00	A–	5,713,200
	Refunding Series 2009, 5.750%, 11/15/39
3,050	Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Revenue Bonds,	6/18 at 100.00	BB–	3,125,122
	Series 2008A, 6.875%, 6/01/42
2,890	Oakland University, Michigan, General Revenue Bonds, Series 2012, 5.000%, 3/01/42	No Opt. Call	A1	3,229,864
1,150	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont	9/18 at 100.00	Aaa	1,368,903
	Hospital, Refunding Series 2009V, 8.250%, 9/01/39 (Pre-refunded 9/01/18)
1,100	Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit Metropolitan Wayne County	12/25 at 100.00	A	1,233,375
	Airport, Series 2015D, 5.000%, 12/01/45
49,320	Total Michigan			56,021,921
	Minnesota – 0.5% (0.3% of Total Investments)
3,510	Minnesota State, General Fund Appropriation Refunding Bonds, Series 2012B, 4.000%, 3/01/16	No Opt. Call	AA	3,522,250
	Mississippi – 0.6% (0.4% of Total Investments)
4,260	Mississippi Business Finance Corporation, Pollution Control Revenue Refunding Bonds, System	4/16 at 100.00	BBB	4,302,174
	Energy Resources Inc. Project, Series 1998, 5.875%, 4/01/22
	Missouri – 3.0% (2.0% of Total Investments)
	Kansas City Municipal Assistance Corporation, Missouri, Leasehold Revenue Bonds,
	Series 2004B-1:
8,150	0.000%, 4/15/27 – AMBAC Insured	No Opt. Call	AA–	5,773,134
5,000	0.000%, 4/15/31 – AMBAC Insured	No Opt. Call	AA–	3,018,700
6,930	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds,	11/23 at 100.00	A2	7,734,157
	CoxHealth, Series 2013A, 5.000%, 11/15/48
1,395	Saint Louis, Missouri, Parking Revenue Bonds, Series 2006A, 5.000%, 12/15/31 – NPFG Insured	12/16 at 100.00	AA–	1,436,878
3,605	Saint Louis, Missouri, Parking Revenue Bonds, Series 2006A, 5.000%, 12/15/31	12/16 at 100.00	AA– (4)	3,750,209
	(Pre-refunded12/15/16)
25,080	Total Missouri			21,713,078
	Nebraska – 2.3% (1.5% of Total Investments)
2,620	Central Plains Energy Project, Nebraska, Gas Project 3 Revenue Bonds, Series 2012,	9/22 at 100.00	A	2,871,992
	5.000%, 9/01/42
1,400	Douglas County Hospital Authority 3, Nebraska, Health Facilities Revenue Bonds, Nebraska	11/25 at 100.00	A–	1,577,282
	Methodist Health System, Refunding Series 2015, 5.000%, 11/01/48
11,690	Omaha Convention Hotel Corporation, Nebraska, Convention Center Revenue Bonds, Series 2007,	2/17 at 100.00	A2	11,945,543
	5.000%, 2/01/35 – AMBAC Insured
15,710	Total Nebraska			16,394,817
	Nevada – 6.7% (4.5% of Total Investments)
3,000	Clark County Water Reclamation District, Nevada, General Obligation Water Bonds, Series 2009A,	No Opt. Call	AAA	3,385,740
	5.250%, 7/01/38
15,000	Clark County, Nevada, Airport Revenue Bonds, Subordinate Lien Series 2010B, 5.750%, 7/01/42	1/20 at 100.00	A+	17,431,649
11,665	Clark County, Nevada, Passenger Facility Charge Revenue Bonds, Las Vegas-McCarran	1/20 at 100.00	A+	13,111,577
	International Airport, Series 2010A, 5.250%, 7/01/42
	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Refunding Series 2015:
5,000	5.000%, 6/01/32	12/24 at 100.00	AA+	6,034,100
3,000	5.000%, 6/01/39	12/24 at 100.00	AA+	3,518,640
3,760	Reno, Nevada, Capital Improvement Revenue Bonds, Series 2005B, 0.000%, 6/01/37 – FGIC Insured	6/24 at 49.90	AA–	1,247,380
2,500	Reno, Nevada, Health Facility Revenue Bonds, Catholic Healthcare West, Trust 2634, 19.132%,	7/17 at 100.00	AA+	2,993,700
	7/01/31 – BHAC Insured (IF) (5)
43,925	Total Nevada			47,722,786
	New Hampshire – 0.5% (0.3% of Total Investments)
3,000	New Hampshire Business Finance Authority, Revenue Bonds, Elliot Hospital Obligated Group	10/19 at 100.00	Baa1	3,340,680
	Issue, Series 2009A, 6.125%, 10/01/39
	New Jersey – 6.1% (4.1% of Total Investments)
1,100	New Jersey Economic Development Authority, Private Activity Bonds, The Goethals Bridge	1/24 at 100.00	AA	1,214,697
	Replacement Project, Series 2013, 5.125%, 7/01/42 – AGM Insured (Alternative Minimum Tax)
2,550	New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle Surcharge, Series	4/16 at 100.00	AA–	2,579,912
	2004A, 5.250%, 7/01/33 – NPFG Insured
4,000	New Jersey Economic Development Authority, School Facilities Construction Financing Program	3/21 at 100.00	A–	4,367,600
	Bonds, Refunding Series 2011GG, 5.000%, 9/01/22
18,400	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Barnabas Health	1/17 at 35.47	A–	6,295,560
	Care System, Refunding Series 2006B, 0.000%, 7/01/37
20,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Refunding Series	No Opt. Call	A–	8,122,400
	2006C, 0.000%, 12/15/35 – AMBAC Insured
7,500	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2013AA,	6/23 at 100.00	A–	8,277,750
	5.500%, 6/15/39
1,720	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2015AA,	6/25 at 100.00	A–	1,785,876
	4.750%, 6/15/38
5,065	New Jersey Turnpike Authority, Revenue Bonds, Growth and Income Securities, Series 2004B,	1/17 at 100.00	A+ (4)	5,282,137
	5.150%, 1/01/35 (Pre-refunded 1/01/17) – AMBAC Insured
3,000	Rahway Valley Sewerage Authority, New Jersey, Sewer Revenue Bonds, Series 2005A, 0.000%,	No Opt. Call	Aa3	2,334,000
	9/01/25 – NPFG Insured
910	Rutgers State University, New Jersey, Revenue Bonds, Refunding Series 2013L, 5.000%, 5/01/43	5/23 at 100.00	Aa3	1,039,302
3,000	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/17 at 100.00	B–	2,522,220
	Series 2007-1A, 5.000%, 6/01/41
67,245	Total New Jersey			43,821,454
	New York – 6.9% (4.6% of Total Investments)
7,000	Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue	No Opt. Call	BBB–	1,776,040
	Bonds, Barclays Center Project, Series 2009, 0.000%, 7/15/45
2,000	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Senior Fiscal 2012 Series	2/21 at 100.00	A	2,287,860
	2011A, 5.250%, 2/15/47
3,290	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006B,	6/16 at 100.00	A– (4)	3,342,015
	5.000%, 12/01/35 (Pre-refunded 6/01/16)
2,500	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Refunding	11/22 at 100.00	AA–	3,035,725
	Series 2012F, 5.000%, 11/15/26
3,500	Monroe County Industrial Development Corporation, New York, FHA Insured Mortgage Revenue	2/21 at 100.00	AA	4,157,510
	Bonds, Unity Hospital of Rochester Project, Series 2010, 5.750%, 8/15/30
240	New York City Industrial Development Agency, New York, American Airlines-JFK International	No Opt. Call	N/R	247,610
	Airport Special Facility Revenue Bonds, Series 2005, 7.500%, 8/01/16 (Alternative Minimum Tax)
5	New York City, New York, General Obligation Bonds, Fiscal Series 1997H, 6.125%, 8/01/25	4/16 at 100.00	AA	5,025
	New York City, New York, General Obligation Bonds, Fiscal Series 2002G:
10	5.000%, 8/01/17	4/16 at 100.00	AA	10,042
80	5.750%, 8/01/18	4/16 at 100.00	AA	80,387
6,000	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade	11/24 at 100.00	N/R	6,394,980
	Center Project, Class 1 Series 2014, 5.000%, 11/15/44
4,385	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 4 World Trade	No Opt. Call	A+	5,133,651
	Center Project, Series 2011, 5.750%, 11/15/51
8,550	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air	12/20 at 100.00	BBB	9,872,172
	Terminal LLC Project, Eighth Series 2010, 5.500%, 12/01/31
10,000	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air	6/16 at 100.00	AA–	10,223,000
	Terminal LLC, Sixth Series 1997, 5.750%, 12/01/22 – NPFG Insured (Alternative Minimum Tax)
2,500	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Refunding	5/25 at 100.00	AA–	2,901,725
	Series 2015A, 5.000%, 11/15/50
50,060	Total New York			49,467,742
	North Carolina – 0.9% (0.6% of Total Investments)
4,000	North Carolina Medical Care Commission, Health System Revenue Bonds, Mission St. Joseph’s	10/17 at 100.00	AA–	4,214,140
	Health System, Series 2007, 4.500%, 10/01/31 (UB)
1,900	North Carolina Turnpike Authority, Triangle Expressway System Revenue Bonds, Series 2009A,	1/19 at 100.00	AA	2,113,256
	5.750%, 1/01/39 – AGC Insured
5,900	Total North Carolina			6,327,396
	North Dakota – 0.3% (0.2% of Total Investments)
1,500	Fargo, North Dakota, Health System Revenue Bonds, Sanford Health, Refunding Series 2011,	11/21 at 100.00	A+	1,822,800
	6.000%, 11/01/28
	Ohio – 8.9% (6.0% of Total Investments)
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue
	Bonds, Senior Lien, Series 2007A-2:
4,545	5.375%, 6/01/24	6/17 at 100.00	B–	4,230,441
1,340	5.125%, 6/01/24	6/17 at 100.00	B–	1,228,365
1,695	5.875%, 6/01/30	6/17 at 100.00	B–	1,528,788
6,265	5.750%, 6/01/34	6/17 at 100.00	B–	5,553,233
4,300	6.000%, 6/01/42	6/17 at 100.00	B	3,856,455
1,500	6.500%, 6/01/47	6/17 at 100.00	B	1,430,430
4,750	5.875%, 6/01/47	6/17 at 100.00	B	4,207,835
3,110	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue	6/22 at 100.00	B–	2,893,731
	Bonds, Senior Lien, Series 2007A-3, 6.250%, 6/01/37
6,000	Butler County, Ohio, Hospital Facilities Revenue Bonds, UC Health, Series 2010,	11/20 at 100.00	A	7,069,620
	5.250%, 11/01/29
10,000	Columbus City School District, Franklin County, Ohio, General Obligation Bonds, Refunding	12/16 at 100.00	AA+	10,237,000
	Series 2006, 4.250%, 12/01/32 – AGM Insured
5,500	Ohio Air Quality Development Authority, Ohio, Revenue Bonds, Ohio Valley Electric Corporation	No Opt. Call	BBB–	6,147,460
	Project, Series 2009E, 5.625%, 10/01/19
3,000	Ohio State, General Obligation Bonds, Higher Education, Series 2015C, 2.000%, 11/01/16	No Opt. Call		3,037,980
7,500	Ohio State, Hospital Facility Revenue Bonds, Cleveland Clinic Health System Obligated Group,	1/19 at 100.00	Aa2	8,467,200
	Refunding Series 2009A, 5.500%, 1/01/39
3,690	Ohio Turnpike Commission, Turnpike Revenue Bonds, Infrastructure Project, Junior Lien Series	2/23 at 100.00	A+	4,159,479
	2013A-1, 5.000%, 2/15/48
63,195	Total Ohio			64,048,017
	Oklahoma – 0.3% (0.2% of Total Investments)
1,675	Oklahoma Development Finance Authority, Health System Revenue Bonds, Integris Baptist Medical	8/18 at 100.00	AA– (4)	1,863,270
	Center, Series 2008B, 5.250%, 8/15/38 (Pre-refunded 8/15/18)
	Pennsylvania – 6.1% (4.1% of Total Investments)
3,000	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, University of	8/19 at 100.00	Aa3	3,367,020
	Pittsburgh Medical Center, Series 2009A, 5.625%, 8/15/39
2,645	Delaware County Industrial Development Authority, Pennsylvania, Resource Recovery Revenue	7/16 at 100.00	Ba1	2,655,077
	Refunding Bonds, Series 1997A, 6.200%, 7/01/19
6,975	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Subordinate Special Revenue	12/20 at 100.00	AA–	8,082,212
	Bonds, Series 2010A, 5.500%, 12/01/34
3,115	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Turnpike Subordinate Special	12/22 at 100.00	AA–	3,520,106
	Revenue, Series 2013A, 5.000%, 12/01/36
10,000	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate Series 2009C, 0.000%,	6/26 at 100.00	AA	12,603,700
	6/01/33 – AGM Insured
11,890	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Health System	5/20 at 100.00	N/R (4)	13,885,617
	Revenue Bonds, Jefferson Health System, Series 2010B, 5.000%, 5/15/40 (Pre-refunded 5/15/20)
37,625	Total Pennsylvania			44,113,732
	Puerto Rico – 0.7% (0.5% of Total Investments)
1,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2007VV, 5.250%, 7/01/24 –	No Opt. Call	AA–	1,001,640
	NPFG Insured
4,300	Puerto Rico Housing Finance Authority, Capital Fund Program Revenue Bonds, Series 2003,	4/16 at 100.00	AA–	4,339,130
	4.500%, 12/01/23
5,300	Total Puerto Rico			5,340,770
	Rhode Island – 0.4% (0.3% of Total Investments)
3,000	Rhode Island, General Obligation Bonds, Consolidated Capital Development Loan, Refunding	No Opt. Call	AA	3,072,750
	Series 2006A, 5.000%, 8/01/17 – AGM Insured
	South Carolina – 1.3% (0.9% of Total Investments)
5,000	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding &	6/25 at 100.00	AA–	5,580,200
	Improvement Series 2015A, 5.000%, 12/01/55
3,455	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Series 2014A,	6/24 at 100.00	AA–	3,983,235
	5.500%, 12/01/54
8,455	Total South Carolina			9,563,435
	South Dakota – 0.1% (0.1% of Total Investments)
545	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sanford Health,	11/25 at 100.00	A+	620,008
	Series 2015, 5.000%, 11/01/45
	Tennessee – 0.3% (0.2% of Total Investments)
2,125	Chattanooga Health, Educational and Housing Facility Board, Tennessee, Hospital Revenue Bonds,	1/23 at 100.00	A+	2,394,216
	Catholic Health Initiatives, Series 2013A, 5.250%, 1/01/45
	Texas – 14.2% (9.5% of Total Investments)
1,000	Cedar Hill Independent School District, Dallas County, Texas, General Obligation Bonds, Series	No Opt. Call	AA–	604,570
	2002, 0.000%, 8/15/32 – FGIC Insured
2,080	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2011,	1/21 at 100.00	BBB+	2,376,712
	5.750%, 1/01/31
2,190	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien, Series 2015A,	7/25 at 100.00	BBB+	2,477,963
	5.000%, 1/01/40
2,500	Comal Independent School District, Comal, Bexar, Guadalupe, Hays, and Kendall Counties, Texas,	No Opt. Call	Aaa	2,207,725
	General Obligation Bonds, Series 2005A, 0.000%, 2/01/23
2,980	Dallas, Texas, General Obligation Bonds, Refunding & Improvement Series 2014, 5.000%, 2/15/16	No Opt. Call	AA+	2,986,586
	Ennis Independent School District, Ellis County, Texas, General Obligation Bonds, Series 2006:
3,950	0.000%, 8/15/30 (Pre-refunded 8/15/16)	8/16 at 49.21	Aaa	1,938,739
4,000	0.000%, 8/15/31 (Pre-refunded 8/15/16)	8/16 at 46.64	Aaa	1,860,880
13,680	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, Subordinate Lien	10/23 at 100.00	AA+	15,243,349
	Series 2013B, 5.000%, 4/01/53
2,320	Harris County Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds, Houston	6/25 at 100.00	AA	2,679,043
	Methodist Hospital System, Series 2015, 5.000%, 12/01/45
3,070	Harris County Hospital District, Texas, Revenue Bonds, Series 2007A, 5.250%, 2/15/42 –	2/17 at 100.00	AA+	3,201,396
	NPFG Insured
3,000	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Capital Appreciation Refunding	11/31 at 35.81	AA	551,490
	Senior Lien Series 2014A, 0.000%, 11/15/52 – AGM Insured
2,400	Houston, Texas, Airport System Revenue Bonds, Refunding Senior Lien Series 2009A,	7/18 at 100.00	AA–	2,644,728
	5.500%, 7/01/39
2,000	Houston, Texas, First Lien Combined Utility System Revenue Bonds, Refunding Series 2011A,	No Opt. Call	AA	2,371,640
	5.250%, 11/15/30
1,715	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment	No Opt. Call	A2	920,715
	Project, Series 2001B, 0.000%, 9/01/32 – AMBAC Insured
2,725	Leander Independent School District, Williamson and Travis Counties, Texas, General Obligation	8/25 at 100.00	AAA	3,221,522
	Bonds, Refunding Series 2015A, 5.000%, 8/15/40
1,015	Marble Falls Independent School District, Burnet County, Texas, General Obligation Bonds,	8/16 at 100.00	Aaa	1,039,979
	Series 2007, 5.000%, 8/15/34
	Marble Falls Independent School District, Burnet County, Texas, General Obligation Bonds,
	Series 2007:
1,490	5.000%, 8/15/34 (Pre-refunded 8/15/16)	8/16 at 100.00	Aaa	1,528,338
1,020	5.000%, 8/15/34 (Pre-refunded 8/15/16)	8/16 at 100.00	Aaa	1,046,245
4,000	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier Capital Appreciation	1/25 at 100.00	A1	5,132,040
	Series 2008I, 6.500%, 1/01/43
2,125	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier, Series 2008D,	No Opt. Call	AA	1,446,041
	0.000%, 1/01/28 – AGC Insured
4,105	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier, Series 2015B,	1/23 at 100.00	A1	4,666,851
	5.000%, 1/01/40
4,410	North Texas Tollway Authority, System Revenue Bonds, Refunding Second Tier, Series 2015A,	1/25 at 100.00	A2	5,144,662
	5.000%, 1/01/34
3,295	Tarrant County Cultural Education Facilities Finance Corporation, Texas Health Resources	2/17 at 100.00	AA	3,768,063
	Revenue Bonds, Tender Option Bond Trust 1760-3, 17.314%, 8/15/36 (IF)
2,675	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue	8/20 at 100.00	AA–	3,122,822
	Bonds, Scott & White Healthcare Project, Series 2010, 5.500%, 8/15/45
215	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue	8/20 at 100.00	N/R (4)	256,480
	Bonds, Scott & White Healthcare Project, Series 2010, 5.500%, 8/15/45 (Pre-refunded 8/15/20)
	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds,
	Series 2012:
7,925	5.000%, 12/15/28	No Opt. Call	A3	9,110,184
1,600	5.000%, 12/15/32	No Opt. Call	A3	1,807,024
2,500	Texas State, General Obligation Bonds, Transportation Commission Highway Improvement Series	No Opt. Call	AAA	2,949,725
	2012A, 5.000%, 4/01/31
5,000	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, First Tier	8/22 at 100.00	A–	5,515,150
	Refunding Series 2012A, 5.000%, 8/15/41
7,000	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, Second Tier	8/24 at 100.00	BBB+	7,918,610
	Refunding Series 2015C, 5.000%, 8/15/37
2,315	Wichita Falls Independent School District, Wichita County, Texas, General Obligation Bonds,	2/17 at 100.00	AAA	2,420,217
	Series 2007, 5.000%, 2/01/23 (Pre-refunded 2/01/17)
100,300	Total Texas			102,159,489
	Utah – 0.9% (0.6% of Total Investments)
3,000	Riverton, Utah, Hospital Revenue Bonds, IHC Health Services, Inc., Series 2009, 5.000%, 8/15/41	8/19 at 100.00	AA+	3,287,040
2,000	Utah Transit Authority, Sales Tax Revenue Bonds, Series 2007A, 0.000%, 6/15/25 – NPFG Insured	No Opt. Call	AA–	1,338,920
1,695	West Valley City Municipal Building Authority, Salt Lake County, Utah, Lease Revenue Bonds,	8/16 at 100.00	AA–	1,730,171
	Series 2006A., 4.500%, 8/01/23 – FGIC Insured
6,695	Total Utah			6,356,131
	Virginia – 4.4% (3.0% of Total Investments)
900	Henrico County Economic Development Authority, Virginia, Revenue Bonds, Bon Secours Health	No Opt. Call	A2	1,030,302
	System Obligated Group, Series 2013, 5.000%, 11/01/30
21,500	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Second Senior Lien	10/26 at 100.00	AA	26,662,579
	Revenue Bonds, Series 2009C, 0.000%, 10/01/41 – AGC Insured
3,600	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, Elizabeth River	7/22 at 100.00	BBB–	4,010,796
	Crossing, Opco LLC Project, Series 2012, 5.500%, 1/01/42 (Alternative Minimum Tax)
26,000	Total Virginia			31,703,677
	Washington – 3.4% (2.3% of Total Investments)
970	Cowlitz County, Washington, Special Sewerage Revenue Refunding Bonds, CSOB Wastewater	No Opt. Call	AA–	995,715
	Treatment Facilities, Series 2002, 5.500%, 11/01/16 – FGIC Insured
4,690	Energy Northwest, Washington, Electric Revenue Bonds, Columbia Generating Station, Refunding	7/16 at 100.00	Aa1 (4)	4,782,628
	Series 2006A, 5.000%, 7/01/20 (Pre-refunded 7/01/16)
2,575	King County Public Hospital District 1, Washington, Limited Tax General Obligation and	No Opt. Call	AA	2,786,459
	Refunding Bonds, Series 2008A, 5.000%, 12/01/37 – AGC Insured
8,000	Washington State Health Care Facilities Authority, Revenue Bonds, MultiCare Health System,	8/18 at 100.00	AA (4)	8,897,040
	Series 2008A, 5.250%, 8/15/34 (Pre-refunded 8/15/18) – AGM Insured
9,000	Washington State, Motor Vehicle Fuel Tax General Obligation Bonds, Series 2003C, 0.000%,	No Opt. Call	AA+	6,718,680
	6/01/28 – FGIC Insured
25,235	Total Washington			24,180,522
	West Virginia – 0.5% (0.3% of Total Investments)
3,000	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, West Virginia United Health	6/23 at 100.00	A	3,439,500
	System Obligated Group, Refunding and Improvement Series 2013A, 5.375%, 6/01/38
	Wisconsin – 2.2% (1.5% of Total Investments)
1,830	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Divine Savior	5/16 at 100.00	BBB–	1,844,878
	Healthcare, Series 2006, 4.750%, 5/01/25
	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic,
	Series 2012B:
1,000	5.000%, 2/15/27	2/22 at 100.00	A–	1,155,740
1,000	5.000%, 2/15/28	2/22 at 100.00	A–	1,150,550
10,070	Wisconsin State, General Fund Annual Appropriation Revenue Bonds, Refunding Series 2009A,	5/19 at 100.00	AA–	11,546,061
	5.750%, 5/01/33
13,900	Total Wisconsin			15,697,229
	Wyoming – 0.6% (0.4% of Total Investments)
4,080	Campbell County, Wyoming Solid Waste Facilities Revenue Bonds, Basin Electric Power	7/19 at 100.00	A1	4,636,594
	Cooperative – Dry Fork Station Facilities, Series 2009A, 5.750%, 7/15/39
$ 1,122,845	Total Municipal Bonds (cost $961,938,793)			1,067,562,344

Shares	Description (1)			Value
	COMMON STOCKS – 0.3% (0.2% of Total Investments)

	Airlines – 0.3% (0.2% of Total Investments)
53,589	American Airlines Group Inc. (6)			$ 2,089,435
	Total Common Stocks (cost $1,552,724)			2,089,435

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	CORPORATE BONDS – 0.0% (0.0% of Total Investments)

	Transportation – 0.0% (0.0% of Total Investments)
$ 669	Las Vegas Monorail Company, Senior Interest Bonds (7), (8)	5.500%	7/15/19	N/R	$ 20,081
178	Las Vegas Monorail Company, Senior Interest Bonds (7), (8)	5.500%	7/15/55	N/R	5,340
$ 847	Total Corporate Bonds ($75,979)				25,421
	Total Long-Term Investments (cost $963,567,496)				1,069,677,200
	Floating Rate Obligations – (2.9)%				(20,750,000)
	Variable Rate Demand Preferred Shares, at Liquidation Value – (48.9)% (9)				(350,900,000)
	Other Assets Less Liabilities – 2.7%				19,260,468
	Net Assets Applicable to Common Shares – 100%				$ 717,287,668

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of January 31, 2016:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$1,067,562,344	$ —	$1,067,562,344
Common Stocks	2,089,435	—	—	2,089,435
Corporate Bonds	—	—	25,421	25,421
Total	$2,089,435	$1,067,562,344	$25,421	$1,069,677,200

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of January 31, 2016, the cost of investments was $940,938,186.

Gross unrealized appreciation and gross unrealized depreciation of investments as of January 31, 2016, were as follows:

Gross unrealized:
Appreciation	$109,072,598
Depreciation	(1,083,584)
Net unrealized appreciation (depreciation) of investments	$107,989,014

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service,
Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(6)	On November 28, 2011, AMR Corp. (“AMR”), the parent company of American Airlines Group, Inc. (“AAL”)
filed for federal bankruptcy protection. On December 9, 2013, AMR emerged from federal bankruptcy with the acceptance of its reorganization plan by the bankruptcy court. Under the settlement agreement established to meet AMR’s unsecured bond obligations, the bondholders, including the Fund, received a distribution of
AAL preferred stock which was converted to AAL common stock over a 120-day period. Every 30 days, a quarter of the preferred stock was converted to AAL common stock based on the 5-day volume-weighted average price and the amount of preferred shares tendered during the optional preferred conversion period.
(7)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the
Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(8)	During January 2010, Las Vegas Monorail Company (“Las Vegas Monorail”) filed for federal bankruptcy protection. During March 2012, Las Vegas Monorail emerged from federal bankruptcy with the acceptance of a reorganization plan assigned by the Federal Bankruptcy Court. Under the reorganization plan, the Fund surrendered its Las Vegas Monorail Project Revenue Bonds, First Tier, Series 2000 and in
turn received two senior interest corporate bonds: the first with an annual coupon rate of 5.500%
maturing on July 15, 2019 and the second with an annual coupon rate of 3.000% (5.500% after
December 31, 2015) maturing on July 15, 2055. The Fund’s custodian is not accruing income on the
Fund’s records for either senior interest corporate bond.
(9)	Variable Rate Demand Preferred Shares, at Liquidation Value as a percentage of Total Investments is 32.8%.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Municipal Market Opportunity Fund, Inc.

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy Vice President and Secretary

Date:         March 31, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman Chief Administrative Officer (principal executive officer)

Date:         March 31, 2016

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy Vice President and Controller (principal financial officer)

Date:         March 31, 2016